Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	T. Rowe Price Index Trust, Inc.
Central Index Key	0000858581
Amendment Flag	false
Document Creation Date	Apr 26, 2013
Document Effective Date	May 1, 2013
Prospectus Date	May 1, 2013

T. Rowe Price Equity Index 500 Fund
T. Rowe Price Equity Index 500 Fund SUMMARY
Investment Objective
The fund seeks to match the performance of the Standard & Poor’s 500 Stock Index®.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		T. Rowe Price Equity Index 500 Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		0.50%
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		T. Rowe Price Equity Index 500 Fund
Management fees		0.10%
Distribution and service (12b-1) fees		none
Other expenses	[1]	0.18%
Total annual fund operating expenses		0.28%
[1]	Expenses have been restated to reflect current fees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price Equity Index 500 Fund	29	90	157	356

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7.5% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund seeks to match the performance of the S&P 500 Index by using a full replication strategy. This involves investing substantially all of its assets in all of the stocks in the S&P 500 Index. We attempt to maintain holdings of each stock in proportion to its weight in the index.

The S&P 500 is made up of primarily large-capitalization companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market's total capitalization. (Market capitalization is the number of a company's outstanding shares multiplied by the market price per share.)

Standard & Poor's constructs the index by first identifying major industry categories and then allocating a representative sample of the larger and more liquid stocks in those industries to the index. S&P weights each stock according to its total market value. For example, the 50 largest companies in the index may account for over 50% of its value.

Under normal conditions, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in stocks that are held in its benchmark index. T. Rowe Price compares the composition of the fund to that of the index. If a material misweighting develops, the portfolio managers seek to rebalance the portfolio in an effort to realign it with its index.

While most assets will be invested in common stocks, the fund may also purchase stock index futures contracts. Futures would typically be used to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks represented in the fund's benchmark index.

While there is no guarantee, the correlation between the fund and its index is expected to be at least 0.95. A correlation of 1.00 indicates that the returns of the fund and the index will always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the fund are unrelated to movements in the index.

The fund may sell securities to better align its portfolio with the characteristics of its benchmark or to satisfy redemption requests. However, the fund is not required to sell specific securities that have been removed from its index.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Market capitalization risk Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Index investing risk Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund's performance may lag the performance of actively managed funds.

Tracking error The returns of the fund are expected to be slightly below the returns of its benchmark index (referred to as "tracking error") because the fund incurs fees and transaction expenses while the index has no fees or expenses. The risk of tracking error is increased to the extent the fund is unable to fully replicate its benchmark index, which could result from changes in the composition of the index or the timing of purchases and redemptions of fund shares.

Futures risk To the extent the fund uses futures, it is exposed to potential volatility and losses greater than direct investments in the contract's underlying assets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Equity Index 500 Fund Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	15.99%
Worst Quarter	12/31/08	-21.94%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years
T. Rowe Price Equity Index 500 Fund	15.68%	1.45%	6.83%
T. Rowe Price Equity Index 500 Fund Returns after taxes on distributions	15.33%	1.16%	6.54%
T. Rowe Price Equity Index 500 Fund Returns after taxes on distributions and sale of fund shares	10.64%	1.19%	5.97%
T. Rowe Price Equity Index 500 Fund S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Index Trust, Inc.
Prospectus Date	rr_ProspectusDate	May 1, 2013
T. Rowe Price Equity Index 500 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Equity Index 500 Fund SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to match the performance of the Standard & Poor’s 500 Stock Index®.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7.5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.50%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund seeks to match the performance of the S&P 500 Index by using a full replication strategy. This involves investing substantially all of its assets in all of the stocks in the S&P 500 Index. We attempt to maintain holdings of each stock in proportion to its weight in the index.

The S&P 500 is made up of primarily large-capitalization companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market's total capitalization. (Market capitalization is the number of a company's outstanding shares multiplied by the market price per share.)

Standard & Poor's constructs the index by first identifying major industry categories and then allocating a representative sample of the larger and more liquid stocks in those industries to the index. S&P weights each stock according to its total market value. For example, the 50 largest companies in the index may account for over 50% of its value.

Under normal conditions, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in stocks that are held in its benchmark index. T. Rowe Price compares the composition of the fund to that of the index. If a material misweighting develops, the portfolio managers seek to rebalance the portfolio in an effort to realign it with its index.

While most assets will be invested in common stocks, the fund may also purchase stock index futures contracts. Futures would typically be used to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks represented in the fund's benchmark index.

While there is no guarantee, the correlation between the fund and its index is expected to be at least 0.95. A correlation of 1.00 indicates that the returns of the fund and the index will always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the fund are unrelated to movements in the index.

		The fund may sell securities to better align its portfolio with the characteristics of its benchmark or to satisfy redemption requests. However, the fund is not required to sell specific securities that have been removed from its index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Market capitalization risk Investing primarily in issuers within the same market capitalization category carries the risk that the category may be out of favor due to current market conditions or investor sentiment. Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Index investing risk Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund's performance may lag the performance of actively managed funds.

Tracking error The returns of the fund are expected to be slightly below the returns of its benchmark index (referred to as "tracking error") because the fund incurs fees and transaction expenses while the index has no fees or expenses. The risk of tracking error is increased to the extent the fund is unable to fully replicate its benchmark index, which could result from changes in the composition of the index or the timing of purchases and redemptions of fund shares.

		Futures risk To the extent the fund uses futures, it is exposed to potential volatility and losses greater than direct investments in the contract's underlying assets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Equity Index 500 Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	15.99%
Worst Quarter	12/31/08	-21.94%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
T. Rowe Price Equity Index 500 Fund | T. Rowe Price Equity Index 500 Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	0.50%
Maximum account fee	rr_MaximumAccountFee	20	[1]
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.28%
1 year	rr_ExpenseExampleYear01	29
3 years	rr_ExpenseExampleYear03	90
5 years	rr_ExpenseExampleYear05	157
10 years	rr_ExpenseExampleYear10	356
2003	rr_AnnualReturn2003	28.31%
2004	rr_AnnualReturn2004	10.51%
2005	rr_AnnualReturn2005	4.62%
2006	rr_AnnualReturn2006	15.41%
2007	rr_AnnualReturn2007	5.18%
2008	rr_AnnualReturn2008	(37.06%)
2009	rr_AnnualReturn2009	26.33%
2010	rr_AnnualReturn2010	14.71%
2011	rr_AnnualReturn2011	1.87%
2012	rr_AnnualReturn2012	15.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.94%)
1 Year	rr_AverageAnnualReturnYear01	15.68%
5 Years	rr_AverageAnnualReturnYear05	1.45%
10 Years	rr_AverageAnnualReturnYear10	6.83%
T. Rowe Price Equity Index 500 Fund | Returns after taxes on distributions | T. Rowe Price Equity Index 500 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.33%
5 Years	rr_AverageAnnualReturnYear05	1.16%
10 Years	rr_AverageAnnualReturnYear10	6.54%
T. Rowe Price Equity Index 500 Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Equity Index 500 Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.64%
5 Years	rr_AverageAnnualReturnYear05	1.19%
10 Years	rr_AverageAnnualReturnYear10	5.97%
T. Rowe Price Equity Index 500 Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	Expenses have been restated to reflect current fees.

T. Rowe Price Extended Equity Market Index Fund
T. Rowe Price Extended Equity Market Index Fund SUMMARY
Investment Objective
The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor’s 500 Stock Index.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		T. Rowe Price Extended Equity Market Index Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		0.50%
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		T. Rowe Price Extended Equity Market Index Fund
Management fees		0.40%
Distribution and service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.04%
Total annual fund operating expenses	[1]	0.44%
[1]	The figure shown under "Total annual fund operating expenses" does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price Extended Equity Market Index Fund	45	141	246	555

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 17.6% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund seeks to match the performance of the U.S. stocks that are not included in the S&P 500 Index, which are primarily small- and mid-capitalization stocks. The fund uses the S&P Completion Index as its benchmark index to represent this universe.

The fund uses a sampling strategy, investing substantially all of its assets in a group of stocks representative of the S&P Completion Index. The fund does not attempt to fully replicate the index by owning each of the stocks in the index. The index includes approximately 3,200 stocks.

In an attempt to track the S&P Index, we select stocks based on industry, size, and other characteristics. For example, if technology stocks made up 15% of the S&P Index, the fund would invest about 15% of its assets in technology stocks with similar characteristics. Several factors are considered in selecting representative stocks, including historical price movement, market capitalization, transaction costs, and others.

Under normal conditions, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in stocks that are held in its benchmark index. T. Rowe Price compares the composition of the fund to that of the index. If a material misweighting develops, the portfolio managers seek to rebalance the portfolio in an effort to realign it with its index.

While most assets will be invested in common stocks, the fund may also purchase stock index futures contracts. Futures would typically be used to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks represented in the fund's benchmark index.

While there is no guarantee, the correlation between the fund and its index is expected to be at least 0.95. A correlation of 1.00 indicates that the returns of the fund and the index will always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the fund are unrelated to movements in the index.

The fund may sell securities to better align its portfolio with the characteristics of its benchmark or to satisfy redemption requests. However, the fund is not required to sell specific securities that have been removed from its index.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Small- and mid-cap stock risk Because the fund invests primarily in small- and medium-sized companies, its share price could be more volatile than a fund that invests only in large companies. Small- and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Smaller companies may have limited trading markets and tend to be more sensitive to changes in overall economic conditions.

Index investing risk Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund's performance may lag the performance of actively managed funds.

Tracking error The returns of the fund are expected to be slightly below the returns of its benchmark index (referred to as "tracking error") because the fund incurs fees and transaction expenses while the index has no fees or expenses. Increased tracking error could also result from changes in the composition of the index or the timing of purchases and redemptions of fund shares. The fund uses a sampling strategy and does not attempt to fully replicate its benchmark index, which increases the potential for the fund's performance to deviate from that of its index.

Futures risk To the extent the fund uses futures, it is exposed to potential volatility and losses greater than direct investments in the contract's underlying assets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Extended Equity Market Index Fund Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	21.55%
Worst Quarter	12/31/08	-26.52%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2012
Average Annual Total Returns		1 Year	5 Years	10 Years		Inception Date
T. Rowe Price Extended Equity Market Index Fund		18.97%	4.20%	10.65%
T. Rowe Price Extended Equity Market Index Fund Returns after taxes on distributions		18.65%	3.92%	10.27%
T. Rowe Price Extended Equity Market Index Fund Returns after taxes on distributions and sale of fund shares		12.60%	3.49%	9.38%
T. Rowe Price Extended Equity Market Index Fund S&P Completion Index (reflects no deduction for fees, expenses, or taxes)		18.45%	4.09%	none	[1]	Dec 31, 2004
T. Rowe Price Extended Equity Market Index Fund Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	18.45%	4.09%	10.76%
[1]	Since 12/31/04.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 100% Dow Jones Wilshire 4500 Completion Index (1/30/98 - 3/31/07), then 100% S&P Completion Index (from 4/1/07 forward). Indices and percentages may vary over time.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Index Trust, Inc.
Prospectus Date	rr_ProspectusDate	May 1, 2013
T. Rowe Price Extended Equity Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Extended Equity Market Index Fund SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor’s 500 Stock Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 17.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.60%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The figure shown under “Total annual fund operating expenses” does not match the “Ratio of expenses to average net assets” shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund seeks to match the performance of the U.S. stocks that are not included in the S&P 500 Index, which are primarily small- and mid-capitalization stocks. The fund uses the S&P Completion Index as its benchmark index to represent this universe.

The fund uses a sampling strategy, investing substantially all of its assets in a group of stocks representative of the S&P Completion Index. The fund does not attempt to fully replicate the index by owning each of the stocks in the index. The index includes approximately 3,200 stocks.

In an attempt to track the S&P Index, we select stocks based on industry, size, and other characteristics. For example, if technology stocks made up 15% of the S&P Index, the fund would invest about 15% of its assets in technology stocks with similar characteristics. Several factors are considered in selecting representative stocks, including historical price movement, market capitalization, transaction costs, and others.

Under normal conditions, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in stocks that are held in its benchmark index. T. Rowe Price compares the composition of the fund to that of the index. If a material misweighting develops, the portfolio managers seek to rebalance the portfolio in an effort to realign it with its index.

While most assets will be invested in common stocks, the fund may also purchase stock index futures contracts. Futures would typically be used to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks represented in the fund's benchmark index.

While there is no guarantee, the correlation between the fund and its index is expected to be at least 0.95. A correlation of 1.00 indicates that the returns of the fund and the index will always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the fund are unrelated to movements in the index.

		The fund may sell securities to better align its portfolio with the characteristics of its benchmark or to satisfy redemption requests. However, the fund is not required to sell specific securities that have been removed from its index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Small- and mid-cap stock risk Because the fund invests primarily in small- and medium-sized companies, its share price could be more volatile than a fund that invests only in large companies. Small- and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Smaller companies may have limited trading markets and tend to be more sensitive to changes in overall economic conditions.

Index investing risk Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund's performance may lag the performance of actively managed funds.

Tracking error The returns of the fund are expected to be slightly below the returns of its benchmark index (referred to as "tracking error") because the fund incurs fees and transaction expenses while the index has no fees or expenses. Increased tracking error could also result from changes in the composition of the index or the timing of purchases and redemptions of fund shares. The fund uses a sampling strategy and does not attempt to fully replicate its benchmark index, which increases the potential for the fund's performance to deviate from that of its index.

		Futures risk To the extent the fund uses futures, it is exposed to potential volatility and losses greater than direct investments in the contract's underlying assets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Extended Equity Market Index Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	21.55%
Worst Quarter	12/31/08	-26.52%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
T. Rowe Price Extended Equity Market Index Fund | T. Rowe Price Extended Equity Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	0.50%
Maximum account fee	rr_MaximumAccountFee	20	[1]
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.44%	[2]
1 year	rr_ExpenseExampleYear01	45
3 years	rr_ExpenseExampleYear03	141
5 years	rr_ExpenseExampleYear05	246
10 years	rr_ExpenseExampleYear10	555
2003	rr_AnnualReturn2003	42.58%
2004	rr_AnnualReturn2004	18.38%
2005	rr_AnnualReturn2005	9.95%
2006	rr_AnnualReturn2006	15.76%
2007	rr_AnnualReturn2007	4.07%
2008	rr_AnnualReturn2008	(38.50%)
2009	rr_AnnualReturn2009	36.69%
2010	rr_AnnualReturn2010	27.45%
2011	rr_AnnualReturn2011	(3.61%)
2012	rr_AnnualReturn2012	18.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.52%)
1 Year	rr_AverageAnnualReturnYear01	18.97%
5 Years	rr_AverageAnnualReturnYear05	4.20%
10 Years	rr_AverageAnnualReturnYear10	10.65%
T. Rowe Price Extended Equity Market Index Fund | Returns after taxes on distributions | T. Rowe Price Extended Equity Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.65%
5 Years	rr_AverageAnnualReturnYear05	3.92%
10 Years	rr_AverageAnnualReturnYear10	10.27%
T. Rowe Price Extended Equity Market Index Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Extended Equity Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.60%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	9.38%
T. Rowe Price Extended Equity Market Index Fund | S&P Completion Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.45%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	none	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
T. Rowe Price Extended Equity Market Index Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.45%	[4]
5 Years	rr_AverageAnnualReturnYear05	4.09%	[4]
10 Years	rr_AverageAnnualReturnYear10	10.76%	[4]

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	The figure shown under "Total annual fund operating expenses" does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses.
[3]	Since 12/31/04.
[4]	Combined Index Portfolio is an unmanaged portfolio composed of 100% Dow Jones Wilshire 4500 Completion Index (1/30/98 - 3/31/07), then 100% S&P Completion Index (from 4/1/07 forward). Indices and percentages may vary over time.

T. Rowe Price Total Equity Market Index Fund
T. Rowe Price Total Equity Market Index Fund SUMMARY
Investment Objective
The fund seeks to match the performance of the entire U.S. stock market.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		T. Rowe Price Total Equity Market Index Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		0.50%
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		T. Rowe Price Total Equity Market Index Fund
Management fees		0.40%
Distribution and service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.01%
Total annual fund operating expenses	[1]	0.41%
[1]	The figure shown under "Total annual fund operating expenses" does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price Total Equity Market Index Fund	42	132	230	518

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 5.2% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund seeks to match the performance of the entire U.S. stock market. The fund uses the S&P Total Market Index as its benchmark index to represent the U.S. stock market as a whole. Because the largest stocks in the index carry the most weight, large-capitalization stocks make up a substantial majority of the S&P Total Market Index's value.

The fund uses a sampling strategy, investing substantially all of its assets in a broad spectrum of small-, mid-, and large-capitalization stocks representative of the S&P Total Market Index. The index includes approximately 3,700 stocks.

In an attempt to track the S&P Index, we select stocks based on industry, size, and other characteristics. For example, if technology stocks made up 15% of the S&P Index, the fund would invest about 15% of its assets in technology stocks with similar characteristics. Several factors are considered in selecting representative stocks, including historical price movement, market capitalization, transaction costs, and others.

Under normal conditions, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in stocks that are held in its benchmark index. T. Rowe Price compares the composition of the fund to that of the index. If a material misweighting develops, the portfolio managers seek to rebalance the portfolio in an effort to realign it with its index.

While most assets will be invested in common stocks, the fund may also purchase stock index futures contracts. Futures would typically be used to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks represented in the fund's benchmark index.

While there is no guarantee, the correlation between the fund and its index is expected to be at least 0.95. A correlation of 1.00 indicates that the returns of the fund and the index will always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the fund are unrelated to movements in the index.

The fund may sell securities to better align its portfolio with the characteristics of its benchmark or to satisfy redemption requests. However, the fund is not required to sell specific securities that have been removed from its index.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Index investing risk Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund's performance may lag the performance of actively managed funds.

Tracking error The returns of the fund are expected to be slightly below the returns of its benchmark index (referred to as "tracking error") because the fund incurs fees and transaction expenses while the index has no fees or expenses. Increased tracking error could also result from changes in the composition of the index or the timing of purchases and redemptions of fund shares. The fund uses a sampling strategy and does not attempt to fully replicate its benchmark index, which increases the potential for the fund's performance to deviate from that of its index.

Futures risk To the extent the fund uses futures, it is exposed to potential volatility and losses greater than direct investments in the contract's underlying assets.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Total Equity Market Index Fund Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	16.97%
Worst Quarter	12/31/08	-22.84%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2012
Average Annual Total Returns		1 Year	5 Years	10 Years		Inception Date
T. Rowe Price Total Equity Market Index Fund		16.32%	2.04%	7.70%
T. Rowe Price Total Equity Market Index Fund Returns after taxes on distributions		16.01%	1.76%	7.44%
T. Rowe Price Total Equity Market Index Fund Returns after taxes on distributions and sale of fund shares		11.00%	1.68%	6.76%
T. Rowe Price Total Equity Market Index Fund S&P Total Market Index (reflects no deduction for fees, expenses, or taxes)		16.44%	2.07%	none	[1]	Dec 31, 2004
T. Rowe Price Total Equity Market Index Fund Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[2]	16.44%	2.07%	7.87%
[1]	Since 12/31/04.
[2]	Combined Index Portfolio is an unmanaged portfolio composed of 100% Dow Jones Wilshire 5000 Composite Index (1/30/98 - 3/31/07), then 100% S&P Total Market Index (from 4/1/07 forward).

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Index Trust, Inc.
Prospectus Date	rr_ProspectusDate	May 1, 2013
T. Rowe Price Total Equity Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Total Equity Market Index Fund SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to match the performance of the entire U.S. stock market.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 5.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.20%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The figure shown under “Total annual fund operating expenses” does not match the “Ratio of expenses to average net assets” shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund seeks to match the performance of the entire U.S. stock market. The fund uses the S&P Total Market Index as its benchmark index to represent the U.S. stock market as a whole. Because the largest stocks in the index carry the most weight, large-capitalization stocks make up a substantial majority of the S&P Total Market Index's value.

The fund uses a sampling strategy, investing substantially all of its assets in a broad spectrum of small-, mid-, and large-capitalization stocks representative of the S&P Total Market Index. The index includes approximately 3,700 stocks.

In an attempt to track the S&P Index, we select stocks based on industry, size, and other characteristics. For example, if technology stocks made up 15% of the S&P Index, the fund would invest about 15% of its assets in technology stocks with similar characteristics. Several factors are considered in selecting representative stocks, including historical price movement, market capitalization, transaction costs, and others.

Under normal conditions, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in stocks that are held in its benchmark index. T. Rowe Price compares the composition of the fund to that of the index. If a material misweighting develops, the portfolio managers seek to rebalance the portfolio in an effort to realign it with its index.

While most assets will be invested in common stocks, the fund may also purchase stock index futures contracts. Futures would typically be used to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks represented in the fund's benchmark index.

While there is no guarantee, the correlation between the fund and its index is expected to be at least 0.95. A correlation of 1.00 indicates that the returns of the fund and the index will always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the fund are unrelated to movements in the index.

		The fund may sell securities to better align its portfolio with the characteristics of its benchmark or to satisfy redemption requests. However, the fund is not required to sell specific securities that have been removed from its index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Index investing risk Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund's performance may lag the performance of actively managed funds.

Tracking error The returns of the fund are expected to be slightly below the returns of its benchmark index (referred to as "tracking error") because the fund incurs fees and transaction expenses while the index has no fees or expenses. Increased tracking error could also result from changes in the composition of the index or the timing of purchases and redemptions of fund shares. The fund uses a sampling strategy and does not attempt to fully replicate its benchmark index, which increases the potential for the fund's performance to deviate from that of its index.

		Futures risk To the extent the fund uses futures, it is exposed to potential volatility and losses greater than direct investments in the contract's underlying assets.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Total Equity Market Index Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	16.97%
Worst Quarter	12/31/08	-22.84%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
T. Rowe Price Total Equity Market Index Fund | T. Rowe Price Total Equity Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	0.50%
Maximum account fee	rr_MaximumAccountFee	20	[1]
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.41%	[2]
1 year	rr_ExpenseExampleYear01	42
3 years	rr_ExpenseExampleYear03	132
5 years	rr_ExpenseExampleYear05	230
10 years	rr_ExpenseExampleYear10	518
2003	rr_AnnualReturn2003	31.02%
2004	rr_AnnualReturn2004	12.22%
2005	rr_AnnualReturn2005	6.23%
2006	rr_AnnualReturn2006	15.49%
2007	rr_AnnualReturn2007	5.25%
2008	rr_AnnualReturn2008	(37.16%)
2009	rr_AnnualReturn2009	28.76%
2010	rr_AnnualReturn2010	16.80%
2011	rr_AnnualReturn2011	0.61%
2012	rr_AnnualReturn2012	16.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.84%)
1 Year	rr_AverageAnnualReturnYear01	16.32%
5 Years	rr_AverageAnnualReturnYear05	2.04%
10 Years	rr_AverageAnnualReturnYear10	7.70%
T. Rowe Price Total Equity Market Index Fund | Returns after taxes on distributions | T. Rowe Price Total Equity Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.01%
5 Years	rr_AverageAnnualReturnYear05	1.76%
10 Years	rr_AverageAnnualReturnYear10	7.44%
T. Rowe Price Total Equity Market Index Fund | Returns after taxes on distributions and sale of fund shares | T. Rowe Price Total Equity Market Index Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.00%
5 Years	rr_AverageAnnualReturnYear05	1.68%
10 Years	rr_AverageAnnualReturnYear10	6.76%
T. Rowe Price Total Equity Market Index Fund | S&P Total Market Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.44%
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	none	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2004
T. Rowe Price Total Equity Market Index Fund | Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.44%	[4]
5 Years	rr_AverageAnnualReturnYear05	2.07%	[4]
10 Years	rr_AverageAnnualReturnYear10	7.87%	[4]

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	The figure shown under "Total annual fund operating expenses" does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses.
[3]	Since 12/31/04.
[4]	Combined Index Portfolio is an unmanaged portfolio composed of 100% Dow Jones Wilshire 5000 Composite Index (1/30/98 - 3/31/07), then 100% S&P Total Market Index (from 4/1/07 forward).

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Index Trust, Inc.
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2013